FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Other investments	$ 1,070	$ 5,135	$ 10,035
Cash-settled deferred share units	3,829	2,048
Total [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	1,070	5,135
Trade receivables	3,310	6,608
Total financial assets	4,380	11,743
Cash-settled deferred share units	3,829	2,048
Share appreciation rights	23	43
Derivative liability	26,859
Total financial liabilities	30,711	2,091
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	1,050	5,049
Trade receivables	0	0
Total financial assets	1,050	5,049
Cash-settled deferred share units	3,829	2,048
Share appreciation rights	0	0
Derivative liability	0
Total financial liabilities	3,829	2,048
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	0	0
Trade receivables	3,310	6,608
Total financial assets	3,310	6,068
Cash-settled deferred share units	0	0
Share appreciation rights	23	43
Derivative liability	26,859
Total financial liabilities	26,882	43
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Other investments	20	86
Trade receivables	0	0
Total financial assets	20	86
Cash-settled deferred share units	0	0
Share appreciation rights	0	0
Derivative liability	0
Total financial liabilities	$ 0	$ 0